Document And Entity Information	12 Months Ended
	Oct. 25, 2013	Aug. 06, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	HECLA MINING CO/DE/
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		342,638,215
Amendment Flag	false
Entity Central Index Key	0000719413
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Oct. 25, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY